INCOME TAXES - Summary of reconciliation of effective tax rate and statutory income tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before provision for income taxes and share of results of equity investees	¥ (2,533)	$ (367)	¥ (3,062,214)	¥ (1,427,612)
Income tax (expenses) benefits computed at an applicable tax rate of 25%	633		765,554	356,903
Effect of permanent differences	(1,423)		(8,186)	55,935
Effect of research and development super-deduction	36,263		89,287	88,881
Effect of preferential tax rate	581		(129,026)	62,404
Effect on tax rates in different tax jurisdictions	(8,835)		742	(1,278)
Change in valuation allowance	(11,514)		(759,320)	(528,226)
Income tax benefits/(expenses)	¥ 15,705	$ 2,277	¥ (40,949)	¥ 34,619